Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4.      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31, 2020	As of June 30, 2021
	RMB	RMB
		(unaudited)
Advances to suppliers(i)	63,513	79,971
Prepaid VAT	53,399	50,077
Prepaid operating expenses and deposits	22,406	33,097
Others	24,083	15,322
Total	163,401	178,467

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(i)      Advances to suppliers mainly includes prepaid advertising costs, occupancy maintenance and facilities management expenses, as well as prepayment to construction and design suppliers.

5.      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Advances to suppliers(i)	41,890	63,513
Prepaid VAT	48,175	53,399
Rental deposit, current	10,295	7,825
Staff advances	5,418	4,791
Prepaid consulting expenses	1,099	3,848
Short-term construction deposits	4,744	2,838
Prepaid short-term rent	2,724	3,104
Interest receivable	726	490
Receivables from third-party payment platform	1,266	378
Others	19,493	23,215
Total	135,830	163,401

Notes:

(i)      Advances to suppliers mainly includes prepaid advertising costs, occupancy maintenance and facilities management expenses, as well as prepayment to construction and design suppliers.